WINN

Harbor Long-Term Growers ETF

Supplement to Summary Prospectus dated March 1, 2022
December 12, 2022
Effective January 2, 2023 (the “Effective Date”), Harbor Long-Term Growers ETF (the “Fund”) will be changing its primary listing exchange from NYSE Arca, Inc. to the NYSE. As of the Effective Date, all references to “NYSE Arca., Inc.” applicable to the Fund in this Summary Prospectus are hereby deleted and replaced in their entirety with “NYSE”.
Investors Should Retain This Supplement For Future Reference
S1222.SP.ETF.WINN